Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main items related to operating activities
Accounts receivable	$ 14,068	$ 18,488	$ 17,270
Recoverable taxes	3,531	4,114	4,090
Other operating receivables	8,043	11,506	9,733
Prepaid expenses	1,801	1,336	837
Other current assets	53	57	64
Other current assets	13,428	17,013	14,724
Gross value/Cost
Main items related to operating activities
Accounts receivable	14,899	19,162	17,894
Recoverable taxes	3,598	4,209	4,090
Other operating receivables	8,251	11,746	10,306
Prepaid expenses	1,801	1,336	837
Other current assets	53	57	64
Other current assets	13,703	17,348	15,297
Valuation allowance/Cumulative impairments
Main items related to operating activities
Accounts receivable	(831)	(674)	(624)
Recoverable taxes	(67)	(95)
Other operating receivables	(208)	(240)	(573)
Other current assets	$ (275)	$ (335)	$ (573)